Prepaid Expense and Other Current Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Advance to EMS providers	[1]	$ 24,937	$ 14,700
Receivable for equipment sales		7,293	10,441
Receivable for disposal a subsidiary		3,970	3,112
Value added taxes recoverable		909	1,514
Social insurance borne by employee		829	888
Deposits		2,495	282
Rebate receivable		306	213
Other prepaid and current assets		22	37
Staff advances		153	88
Prepaid expenses and other current assets		$ 40,914	$ 31,275

[1]	EMS providers manufacture the mobile phone based on the Company's design.